Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of RSUs, PSUs and Stock Option

Set out below are summaries of RSUs, PSUs and stock option for 2024 and 2023:

	2024		2023
	Average		Average
	exercise price	Number of	exercise price	Number of
	(U.S. Dollars)	options and RSUs and PSUs	(U.S. Dollars)	options and RSUs
At the beginning of the year	6.86	6,962,302	8.30	3,534,561
Granted during the year	1.76	2,446,559	5.53	4,340,239
Exercised during the year	0.50	(1,067,176)	2.25	(663,897)
Cancelled during the year	0.00	(4,158)	—	—
Forfeited during the year	13.96	(829,686)	14.06	(248,601)
At the end of the year	5.32	7,507,841	6.86	6,962,302
Vested and exercisable at the end of the year	8.73	1,167,552	7.03	704,006